Sector Regulations and Electricity System Operations - Additional Information (Detail)	1 Months Ended						12 Months Ended
	Nov. 30, 2017 $ / MWh TWh company	Oct. 31, 2016 $ / MWh TWh item	Jul. 31, 2016 $ / MWh	Jul. 31, 2016 company	Jul. 31, 2016 TWh	Jul. 31, 2016	Dec. 31, 2018 kW item km
Sector Regulations And Electricity System Operations [Line Items]
Number of electrical sectors | item							3
Minimum connected capacity for freely negotiate price of electrical supply							5,000
Percentage of renewable energy requirement							5.00%
Percentage of increase in energy requirement							0.50%
Target for renewable energy requirement							10.00%
Target for power generated by non-conventional renewable energy							20.00%
Minimum Period for Bidding Processes Carried Out In Advance							5 years
Maximum Extension Period for Bidding Process							20 years
Transmission Segment
Sector Regulations And Electricity System Operations [Line Items]
Period over which tariff setting process is carried out							4 years
Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Period over which tariff setting process is carried out							4 years
Annual investment costs rate							10.00%
Percentage of aggregate profitability industry range							10.00%
Top of Range | Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for fixed price of electrical supply							5,000
Connected capacity to end customers							23
Value added distribution ratio							66.60%
Profitability margin range							4.00%
Bottom of Range | Transmission Segment
Sector Regulations And Electricity System Operations [Line Items]
Minimum discount rate fixed by authority for tariff setting							7.00%
Bottom of Range | Distribution Segment
Sector Regulations And Electricity System Operations [Line Items]
Minimum connected capacity for freely negotiate price of electrical supply							5,000
Connected capacity for fixed price of electrical supply							500
Value added distribution ratio							33.30%
Profitability margin range							4.00%
Regulated Customers [Member] | Top of Range
Sector Regulations And Electricity System Operations [Line Items]
Maximum connected capacity of electrical supply							5,000
Connected capacity option range of electrical supply							5,000
Regulated Customers [Member] | Bottom of Range
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity option range of electrical supply							500
Sistema Interconectado Central
Sector Regulations And Electricity System Operations [Line Items]
Length of electrical grid | km							2,400
Sistema Interconectado del Norte Grande
Sector Regulations And Electricity System Operations [Line Items]
Length of electrical grid | km							700
Supply Bidding No. 2015/02
Sector Regulations And Electricity System Operations [Line Items]
Blocks of energy awarded in bid | item		3
Energy blocks awarded unit | TWh		1.2
Percentage of energy utilization		100.00%
Weighted average price of energy per MWh | $ / MWh		79.3
Supply Bidding No. 2015/01
Sector Regulations And Electricity System Operations [Line Items]
Energy blocks awarded unit | TWh					12.4
Percentage of energy utilization						100.00%
Weighted average price of energy per MWh			47.6	84
Supply Bidding No. 2015/01 | Supply Contracts
Sector Regulations And Electricity System Operations [Line Items]
Percentage of energy utilization						47.60%
Energy awarded unit per year | TWh					5.918
Supply Bidding No. 2017/01
Sector Regulations And Electricity System Operations [Line Items]
Blocks of energy awarded in bid	5
Energy blocks awarded unit | TWh	2.2
Percentage of energy utilization	100.00%
Weighted average price of energy per MWh | $ / MWh	32.5
Number of companies awarded with energy blocks | company	5
Supply Bidding No. 2017/01 | Supply Contracts
Sector Regulations And Electricity System Operations [Line Items]
Percentage of energy utilization	54.00%
Energy awarded unit per year | TWh	1.2